Principal Accounting Policies (Details 3) ¥ in Millions	12 Months Ended
	Dec. 31, 2020 CNY (¥) agreement	Dec. 31, 2019 CNY (¥) agreement
Restricted cash
Total restricted cash	¥ 3,051.4	¥ 3,150.4
Number of other lien arrangements | agreement	0	0
Customer deposit | NetEase Pay
Restricted cash
Total restricted cash	¥ 1,722.0	¥ 1,523.3
Pledge deposits for short-term bank borrowings
Restricted cash
Total restricted cash	1,295.0	1,595.0
Others
Restricted cash
Total restricted cash	¥ 34.4	¥ 32.1